CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Revenues
Products	$ 790		$ 618	$ 248
Services	5,411		3,622	1,674
Total revenues	6,201		4,240	1,922
Taxes and surcharges	(41)		(12)	(2)
Net revenues	6,160		4,228	1,920
Cost of revenues (including share-based compensation of $3, nil and nil for 2015, 2016 and 2017, respectively)
Products	511		506	143
Services	1,067		1,011	1,237
Total cost of revenues	1,578		1,517	1,380
Gross profit	4,582		2,711	540
Operating expenses:
Research and development (including share-based compensation of $49, $463 and $463 for 2015, 2016 and 2017, respectively)	3,985		5,655	8,798
Selling and marketing (including share-based compensation of $30, $447 and $152 for 2015, 2016 and 2017, respectively)	1,758		2,747	4,114
General and administrative (including share-based compensation of $36, $2 and $21 for 2015, 2016 and 2017, respectively)	3,618		3,739	3,220
Impairment of goodwill	690
Impairment of property and equipment	425
Impairment of intangible assets	217
Gain from disposal of assets	(822)
Total operating expenses	9,871		12,141	16,132
Operating loss from continuing operations	(5,289)		(9,430)	(15,592)
Interest income	1,206		105	104
Gain from disposal of an equity method investment	0		95
Other income, net	710		1,088	354
Loss from continuing operations before income tax expenses	(3,373)		(8,142)	(15,134)
Income tax expenses/(benefits):
Income tax-current	285		131	293
Income tax-deferred	52		(17)	(1)
Total income tax expenses	337		114	292
Net loss from continuing operations before share of loss on an equity method investment	(3,710)		(8,256)	(15,426)
Share of loss on an equity method investment, net of nil income taxes				(101)
Net loss from continuing operations	(3,710)		(8,256)	(15,527)
Discontinued operations (Note 3):
Income/(loss) from the operations of discontinued operations, net of income tax expenses of $4,286, $2,492 and nil for 2015, 2016 and 2017, respectively	(389)	[1]	10,445	16,155
Gain from disposal of discontinued operations, net of income tax expenses of nil, $8,286 and nil for 2015, 2016 and 2017, respectively (including net gain of $16,685 from accumulated other comprehensive income reclassification in 2016)		[1]	43,190
Income/(loss) from discontinued operations, net of income tax expenses of $4,286, $10,778 and nil for 2015, 2016 and 2017, respectively	(389)	[1]	53,635	16,155
Net income/(loss)	(4,099)		45,379	628
Less: Net loss attributable to noncontrolling interest	(1,031)		(39)	(900)
Net income/(loss) attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	(3,068)		45,418	1,528
Amounts attributable to ordinary shareholders of China Digital TV Holding Co., Ltd:
Net loss from continuing operations	(2,679)		(7,226)	(14,627)
Income/(loss) from discontinued operations, net of income taxes	(389)	[1]	52,644	16,155
Net income/(loss) attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	(3,068)		45,418	1,528
Net income/(loss)	(4,099)		45,379	628
Other comprehensive (loss)/income, net of nil income taxes:
Foreign currency translation adjustment	866		(5,652)	(3,892)
Reclassification of foreign currency translation adjustment			(16,685)
Total other comprehensive (loss)/income, net of nil income taxes	866		(22,337)	(3,892)
Comprehensive (loss)/income	(3,233)		23,042	(3,264)
Less: Comprehensive loss attributable to noncontrolling interest	(884)		(437)	(933)
Comprehensive (loss)/income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$ (2,349)		$ 23,479	$ (2,331)
Earnings/(loss) per share - basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$ (0.04)		$ (0.12)	$ (0.24)
Net income/(loss) from discontinued operations attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	(0.01)		0.87	0.27
Net income/(loss) attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$ (0.05)		$ 0.75	$ 0.03
Weighted average shares outstanding, basic and diluted	62,372,111		60,199,096	59,968,346
Discontinued Operations [Member]
Revenues
Products	$ 0		$ 43,504	$ 46,150
Services	$ 0		$ 4,541	$ 5,630
Earnings/(loss) per share - basic and diluted:
Weighted average shares outstanding, basic and diluted	62,372,111		60,199,096	59,968,346

[1]	Incremental cost of $389 was incurred related to the modification of vested share options granted to the grantees employed by Beijing Super TV and N-S Digital TV under the share incentive plans of the Company.